                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        12-31-08
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jon A. Theobald
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Jon A. Theobald                St. Paul, MN           2-13-09
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        133
                                        --------------------

Form 13F Information Table Value Total:    2,641,948,093
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                    FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 12/31/08

      COLUMN 1             COLUMN 2    COLUMN 3  COLUMN 4             COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
------------------------- ----------- --------- ------------- ---------------------- ------------ ---------- ----------------------
                           TITLE OF                            SHRS OR   SH/   PUT/   INVESTMENT    OTHER     VOTING AUTHORITY
   NAME OF ISSUER           CLASS       CUSIP       VALUE      PRN AMT   PRN   CALL   DISCRETION   MANAGERS  SOLE SHARED   NONE
------------------------- ----------- --------- ------------- ---------- ----- ----- ------------ ---------- ---- ------ ----------
COMMON STOCK
Abbott Laboratories       COM         002824100     6,332,156    118,646 SHR          SOLE                                  118,646
ADC Telecom               COM         000886309     6,991,148  1,278,089 SHR          SOLE                                1,278,089
American Express          COM         025816109     1,551,874     83,659 SHR          SOLE                                   83,659
Amgen                     COM         031162100     3,794,117     65,699 SHR          SOLE                                   65,699
Anadarko Pete Corp        COM         032511107       246,797      6,402 SHR          SOLE                                    6,402
Apache Corp               COM         037411105       289,102      3,879 SHR          SOLE                                    3,879
Assoc Banc Corp           COM         045487105    36,044,468  1,722,144 SHR          SOLE                                1,722,144
AT&T                      COM         00206r102     1,346,654     47,251 SHR          SOLE                                   47,251
Automatic Data Proc       COM         053015103       617,559     15,698 SHR          SOLE                                   15,698
Bank of America Corp      COM         060505104       861,795     61,207 SHR          SOLE                                   61,207
Bank of Hawaii            COM         062540109       677,550     15,000 SHR          SOLE                                   15,000
Baxter International      COM         071813109    73,554,043  1,372,533 SHR          SOLE                                1,372,533
Bemis                     COM         081437105    76,287,393  3,221,596 SHR          SOLE                                3,221,596
Berkshire Hathaway        COM         084670207       456,388        142 SHR          SOLE                                      142
Berkshire Hathaway B      COM         084670207       453,320        141 SHR          SOLE                                      141
Best Buy                  COM         086516101       452,543     16,099 SHR          SOLE                                   16,099
BP PLC                    COM         055622104    18,116,253    387,596 SHR          SOLE                                  387,596
Briggs & Stratton         COM         109043109     6,358,841    361,503 SHR          SOLE                                  361,503
Bristol-Myers Squibb      COM         110122108     7,908,653    340,157 SHR          SOLE                                  340,157
Burlington Northern       COM         12189T104       880,507     11,630 SHR          SOLE                                   11,630
C H Robinson Worldwide    COM         12541W209     5,944,065    108,015 SHR          SOLE                                  108,015
Carter Family Corp.       COM                       2,667,008     52,090 SHR          SOLE                                   52,090
Chevron Corp              COM         166764100     5,820,304     78,685 SHR          SOLE                                   78,685
Cisco                     COM         17275R102       638,846     39,193 SHR          SOLE                                   39,193
Citigroup Inc             COM         172967101       203,989     30,401 SHR          SOLE                                   30,401
Coca-Cola                 COM         191216100       559,673     12,363 SHR          SOLE                                   12,363
Colgate-Palmolive         COM         194162103       472,583      6,895 SHR          SOLE                                    6,895
ConocoPhillips            COM         20825C104    14,088,755    271,984 SHR          SOLE                                  271,984
Corning                   COM         219350105    29,702,456  3,116,732 SHR          SOLE                                3,116,732
Daktronics, Inc           COM         234264109    12,981,805  1,386,945 SHR          SOLE                                1,386,945
Deluxe Corp               COM         248019101     1,481,863     99,055 SHR          SOLE                                   99,055
Disney                    COM         254687106     3,078,965    135,697 SHR          SOLE                                  135,697
Donaldson                 COM         257651109    92,845,599  2,759,156 SHR          SOLE                                2,759,156
Ecolab Inc                COM         278865100    89,064,154  2,533,831 SHR          SOLE                                2,533,831
Emerson Electric          COM         291011104   121,455,272  3,317,544 SHR          SOLE                                3,317,544
Enteromedics Inc.         COM         29365m109        28,158     19,286 SHR          SOLE                                   19,286
Exxon Mobil Corp          COM         30231G102    24,999,377    313,158 SHR          SOLE                                  313,158
Fastenal Co.              COM         311900104    18,550,725    532,302 SHR          SOLE                                  532,302
Fedex Corp.               COM         31428X106       230,940      3,600 SHR          SOLE                                    3,600
G & K Services Cl A       COM         361268105    15,951,477    788,896 SHR          SOLE                                  788,896
Genentech Inc             COM         368710406       315,058      3,800 SHR          SOLE                                    3,800
General Electric          COM         369604103    60,100,922  3,709,933 SHR          SOLE                                3,709,933
General Mills             COM         370334104    83,672,515  1,377,325 SHR          SOLE                                1,377,325
Genuine Parts             COM         372460105       615,225     16,250 SHR          SOLE                                   16,250
Graco Inc                 COM         384109104    73,115,407  3,081,138 SHR          SOLE                                3,081,138
Hawkins Chemical          COM         420200107       305,800     20,000 SHR          SOLE                                   20,000
HB Fuller                 COM         359694106    65,184,247  4,046,198 SHR          SOLE                                4,046,198
Hershey                   COM         427866108       708,835     20,404 SHR          SOLE                                   20,404
Hewlett-Packard           COM         428236103       334,848      9,227 SHR          SOLE                                    9,227
Home Depot                COM         437076102     8,144,980    353,822 SHR          SOLE                                  353,822
Honeywell Inc             COM         438516106    69,885,652  2,128,713 SHR          SOLE                                2,128,713
Hormel                    COM         440452100    73,185,008  2,354,730 SHR          SOLE                                2,354,730
IBM                       COM         459200101     8,535,310    101,418 SHR          SOLE                                  101,418
Ingersoll Rand            COM         G4776G101       357,410     20,600 SHR          SOLE                                   20,600
Intel                     COM         458140100    27,194,321  1,855,001 SHR          SOLE                                1,855,001
J.P. Morgan Chase & Co    COM         46625H100     5,995,177    190,142 SHR          SOLE                                  190,142
Johnson & Johnson         COM         478160104   110,639,864  1,849,237 SHR          SOLE                                1,849,237
Kimberly-Clark            COM         494368103     9,748,092    184,833 SHR          SOLE                                  184,833
Lilly (Eli)               COM         532457108    14,162,212    351,681 SHR          SOLE                                  351,681
Lincoln Nat'l Corp        COM         534187109       450,012     23,886 SHR          SOLE                                   23,886
Marshall & Ilsley         COM         571837103     5,365,921    393,396 SHR          SOLE                                  393,396
McDonald's Corp           COM         580135101     1,110,713     17,860 SHR          SOLE                                   17,860
Medtronic Inc             COM         585055106   105,296,603  3,351,260 SHR          SOLE                                3,351,260
Merck & Co                COM         589331107     4,328,808    142,395 SHR          SOLE                                  142,395
Merrill Lynch             COM         0.5901881       512,160     44,000 SHR          SOLE                                   44,000
Metavante Technologies    COM         591407101     7,449,828    462,435 SHR          SOLE                                  462,435
Microsoft                 COM         594918104     5,432,975    279,474 SHR          SOLE                                  279,474
MMM Co.                   COM         88579Y101   133,460,864  2,319,445 SHR          SOLE                                2,319,445
Moneygram Intl            COM         60935Y109        13,260     13,000 SHR          SOLE                                   13,000
Motorola                  COM         620076109       466,363    105,274 SHR          SOLE                                  105,274
MTS Systems               COM         553777103    42,998,729  1,614,066 SHR          SOLE                                1,614,066
Murphy Oil                COM         626717102     1,108,750     25,000 SHR          SOLE                                   25,000
New York Times Co         COM         650111107        73,300     10,000 SHR          SOLE                                   10,000
Newell Rubbermaid         COM         651229106       292,911     29,950 SHR          SOLE                                   29,950
Nokia                     COM         654902204       210,600     13,500 SHR          SOLE                                   13,500
Nuveen Perf Inc Pfd       COM         2822911         250,000        100 SHR          SOLE                                      100
Occidental Pete           COM         674599105       740,877     12,350 SHR          SOLE                                   12,350
Patterson Companies       COM         703395103    28,740,506  1,532,827 SHR          SOLE                                1,532,827
Pentair Inc               COM         709631105    82,210,065  3,473,176 SHR          SOLE                                3,473,176
PepsiCo Inc               COM         713448108       779,268     14,228 SHR          SOLE                                   14,228
Pfizer Inc                COM         717081103    63,960,249  3,611,533 SHR          SOLE                                3,611,533
Philip Morris Intl Inc    COM         718172109       298,783      6,867 SHR          SOLE                                    6,867
Principal Financial       COM         74251V102    31,187,113  1,381,795 SHR          SOLE                                1,381,795
Procter & Gamble          COM         742718109     2,924,441     47,306 SHR          SOLE                                   47,306
Qmed Inc                  COM         747914109            19     21,530 SHR          SOLE                                   21,530
Qualcomm, Inc.            COM         747525103       347,014      9,685 SHR          SOLE                                    9,685
Qwest Communications      COM         749121109        36,400     10,000 SHR          SOLE                                   10,000
Regal Life Concepts       COM         75882A102         5,500     10,000 SHR          SOLE                                   10,000
Royal Bank of Canada      COM         780087102       620,487     20,920 SHR          SOLE                                   20,920
Royal Dutch Shell PLC
 Spons AD                 COM         780259206     1,530,284     28,906 SHR          SOLE                                   28,906
Schlumberger Ltd          COM         806857108    16,474,455    389,191 SHR          SOLE                                  389,191
Sigma Aldrich             COM         826552101       428,736     10,150 SHR          SOLE                                   10,150
Sonus Networks            COM         835916107        53,012     33,552 SHR          SOLE                                   33,552
St. Jude Medical          COM         790849103    54,520,257  1,654,134 SHR          SOLE                                1,654,134
Staples Inc               COM         855030102       311,575     17,387 SHR          SOLE                                   17,387
Starbucks Corp            COM         855244109       238,392     25,200 SHR          SOLE                                   25,200
State Street Corp         COM         857477103       279,243      7,100 SHR          SOLE                                    7,100
Stratasys Inc.            COM         862685104    10,415,836    968,915 SHR          SOLE                                  968,915
Sturm Ruger               COM         864159108       208,950     35,000 SHR          SOLE                                   35,000
Super Valu                COM         868536103    11,133,442    762,565 SHR          SOLE                                  762,565
SurModics Inc             COM         868873100    26,068,987  1,031,618 SHR          SOLE                                1,031,618
Target Corp               COM         87612E106   101,058,752  2,926,694 SHR          SOLE                                2,926,694
TCF Financial             COM         872275102    61,418,884  4,496,258 SHR          SOLE                                4,496,258
Techne Corp               COM         878377100    14,330,408    222,108 SHR          SOLE                                  222,108
Tiffany & Co              COM         886547108       212,670      9,000 SHR          SOLE                                    9,000
Time Warner               COM         887315109       108,990     10,834 SHR          SOLE                                   10,834
Toro                      COM         891092108    80,377,803  2,435,691 SHR          SOLE                                2,435,691
Travelers Companies Inc   COM         89417E109    45,686,533  1,010,764 SHR          SOLE                                1,010,764
United Parcel Service     COM         911312106    31,642,644    573,652 SHR          SOLE                                  573,652
United Technologies       COM         913017109       448,150      8,361 SHR          SOLE                                    8,361
UnitedHealth Group        COM         91324p102       954,834     35,896 SHR          SOLE                                   35,896
US Bancorp                COM         902973304    98,481,244  3,937,675 SHR          SOLE                                3,937,675
Valspar                   COM         920355104    90,142,732  4,983,014 SHR          SOLE                                4,983,014
Verizon Comm              COM         92343V104     6,846,564    201,964 SHR          SOLE                                  201,964
Walgreen Co.              COM         931422109       360,231     14,602 SHR          SOLE                                   14,602
WalMart                   COM         931142103       486,321      8,675 SHR          SOLE                                    8,675
Washington Post Co        COM         939640108       585,375      1,500 SHR          SOLE                                    1,500
Wells Fargo & Co          COM         949746101   121,327,534  4,115,588 SHR          SOLE                                4,115,588
Western Union             COM         959802109     2,140,747    149,285 SHR          SOLE                                  149,285
Weyerhaeuser              COM         962166104       360,157     11,766 SHR          SOLE                                   11,766
Woodward Governor         COM         980745103       230,200     10,000 SHR          SOLE                                   10,000
Wyeth                     COM         983024100     4,557,465    121,500 SHR          SOLE                                  121,500
Xcel Energy Inc.          COM         98389B100     8,762,556    472,375 SHR          SOLE                                  472,375
Zimmer Holdings, Inc.     COM         98956P102    27,700,403    685,314 SHR          SOLE                                  685,314

COMMON STOCK SUBTOTAL                           2,636,744,943 96,812,843                                                 96,812,843

PREFERRED STOCK

Gen Elec Cap Corp 6.10% Pub In        369622519       223,699     10,000 SHR          SOLE                                   10,000
USB CAP VIII 6.35%                    903307205       305,128     14,265 SHR          SOLE                                   14,265
Wells Fargo Cap 6.25                  94979S207       251,475     11,975 SHR          SOLE                                   11,975
Wells Fargo Cap 7% Due 9/1/31         94976Y207       273,650     11,070 SHR          SOLE                                   11,070
Xcel Energy Inc. 7.6 Jr. Sub          98389B886       265,629     10,655 SHR          SOLE                                   10,655

PREFERRED STOCK SUBTOTAL                            1,319,581     57,965                                                     57,965

ETF

iShares MSCI EAFE Index Fd            464287465       306,394      6,830 SHR          SOLE                                    6,830
iShares S&P 500 Index                 464287200       349,951      3,875 SHR          SOLE                                    3,875
SPDR Trust Unit Sr 1                  78462F103     2,635,008     29,200 SHR          SOLE                                   29,200

ETF SUBTOTAL                                        3,291,353     39,905                                                     39,905

CONVERTIBLE BOND
NorAm Energy 6% Due 03/15/12          655419AC3       592,216    636,791 PRN          SOLE                                  636,791

GRAND TOTALS                                    2,641,948,093 97,547,504                                                 97,547,504